Exceptional Items - Summary of Gain on Disposal (Detail) - USD ($) $ in Millions		12 Months Ended
	Apr. 02, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Detailed Information About Gain on Disposal of Subsidiary [Line Items]
Net assets disposed		$ 52,218	$ 49,120
Details of the gain on disposal/divestment is as follows:
Gain on divestment		$ (1,138)	(5,763)	$ (606)
Blackwater and Daunia Gain on Divestment [member]
Disclosure of Detailed Information About Gain on Disposal of Subsidiary [Line Items]
Net assets disposed			820
Details of the gain on disposal/divestment is as follows:
Cash consideration – BHP share	$ 4,100		1,072
Deferred and contingent consideration			690
Transaction and other directly attributable costs			(65)
Income tax expense			(203)
Gain on divestment			$ 674